Disaggregated Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Disaggregated Revenues [Abstract]
Schedule of Disaggregated Revenues

The following table shows disaggregated revenues by major categories for the years ended December 31, 2024 and 2025, respectively:

	Years ended December 31,
	2024		2025
	US$	%	US$	%
Customized software solutions	1,119,210	48.5%	640,722	47.5%
White label software	748,770	32.4%	486,804	36.2%
Subscription services	441,238	19.1%	220,558	16.3%
Total	2,309,218	100.0%	1,348,084	100.0%

The following table shows disaggregated cost of revenues by major categories for the years ended December 31, 2024 and 2025, respectively:

	Years ended December 31,
	2024		2025
	US$	%	US$	%
Customized software solutions	117,252	16.9%	59,028	7.6%
White label software	361,619	52.3%	491,337	63.6%
Subscription services	213,113	30.8%	222,611	28.8%
Total	691,984	100.0%	772,976	100.0%

The following table shows disaggregated cost of revenues by nature for the years ended December 31, 2024 and 2025, respectively:

	Years ended December 31,
	2024		2025
	US$	%	US$	%
Staff costs and employee benefits	230,193	33.3%	113,189	14.6%
Amortization of intangible assets	259,997	37.5%	634,964	82.1%
Subcontracting costs	179,495	25.9%	13,817	1.8%
Rental of server	10,733	1.6%	—	—%
Depreciation	11,564	1.7%	11,006	1.5%
Total	691,984	100.0%	772,976	100.0%

Schedule of Breakdown of Gross Profit and Gross Profit Margin

The following table sets forth a breakdown of gross profit and gross profit margin for the years ended December 31, 2024 and 2025, respectively:

	Years ended December 31, 2025
	Revenue	Cost of revenue	Gross profit (loss)	Gross profit (loss) margin
	US$	US$	US$	%
Customized software solutions	640,722	59,028	581,694	90.8%
White label software	486,804	491,337	(4,533)	(0.9)%
Subscription services	220,558	222,611	(2,053)	(0.9)%
Total	1,348,084	772,976	575,108	42.7%

	Years ended December 31, 2024
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	US$	US$	US$	%
Customized software solutions	1,119,210	117,252	1,001,958	89.5%
White label software	748,770	361,619	387,151	51.7%
Subscription services	441,238	213,113	228,125	51.7%
Total	2,309,218	691,984	1,617,234	70.0%

Schedule of Revenues Disaggregated by Timing of Revenue Recognition

 Revenues disaggregated by timing of revenue recognition for the years ended December 31, 2024 and 2025 are disclosed in the table below:

	Years ended December 31,
	2024	2025
	US$	US$
Point in time
– Customized software solutions	1,119,210	640,722
– White label software	748,770	486,804
	1,867,980	1,127,526
Over time
– Subscription services	441,238	220,558
Total	2,309,218	1,348,084